Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Stock [Member]	Common Stock [Member] Reverse Recapitalization [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Reverse Recapitalization [Member]	Retained Earnings [Member]	Retained Earnings [Member] Reverse Recapitalization [Member]	Total	Reverse Recapitalization [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Reverse Recapitalization [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member] Reverse Recapitalization [Member]
Balance at Dec. 31, 2021	$ 145	$ 1,198					$ (14,229,052)		$ (14,227,709)
Balance, shares at Dec. 31, 2021	1,450,000	11,983,333
Accretion of carrying value to redemption value							(4,964,000)		(4,964,000)
Net Income (loss)							4,408,361		4,408,361
Balance at Dec. 31, 2022	$ 145	$ 1,198		$ 12,000		$ 5,216,840	(14,784,691)	$ (39,180,057)	(14,783,348)	$ (33,951,217)
Balance, shares at Dec. 31, 2022	1,450,000	11,983,333	119,999,989
Net Income (loss)								(30,756,144)	(30,756,144)	(30,756,144)
Balance at Mar. 31, 2023				12,000		5,216,840		(69,936,201)		(64,707,361)
Balance, shares at Mar. 31, 2023			119,999,989
Balance at Dec. 31, 2022	$ 145	$ 1,198		12,000		5,216,840	(14,784,691)	(39,180,057)	(14,783,348)	(33,951,217)
Balance, shares at Dec. 31, 2022	1,450,000	11,983,333	119,999,989
Conversion of convertible promissory notes into common stock in connection with merger	$ 1,198	$ (1,198)
Conversion of convertible promissory notes into common stock in connection with merger, shares	11,983,333	(11,983,333)
Proceeds allocated to Class A shares issuable from the note payable					275,306				275,306
Accretion of carrying value to redemption value					(275,306)		(2,526,621)		(2,801,927)
Net Income (loss)							(67,325)		(67,325)
Balance at Dec. 31, 2023	$ 1,343			12,000		5,216,840	$ (17,378,637)	(99,657,737)	(17,377,294)	(94,428,897)
Balance, shares at Dec. 31, 2023	13,433,333		119,999,989
Conversion of convertible promissory notes into common stock in connection with merger				1,034		46,621,593				46,622,627
Conversion of convertible promissory notes into common stock in connection with merger, shares			10,337,419
Net Income (loss)								11,264,842	$ 11,264,842	11,264,842
Issuance of Series A preferred stock										2,799,990		2,799,990
Issuance of Series A preferred stock, shares									164,614,418		500
Nonrefundable prepaid proceeds towards anticipated Series A-1 preferred stock issuance						200,000				200,000
Issuance of Series B preferred stock										3,613,000				3,613,000
Issuance of Series B preferred stock, shares													3,613
Merger, net of redemptions and transaction costs				1,478		(2,885,459)				(2,883,981)
Merger, net of redemptions and transaction costs, shares			14,778,056
Issuance of restricted common stock				1,935		(1,935)
Issuance of restricted common stock, shares			19,348,954
Issuance of common stock for Sponsor advisory service fee				15		676,485				676,500
Issuance of common stock for Sponsor advisory service fee, shares			150,000
Stock-based compensation						26,333,249				26,333,249
Balance at Mar. 31, 2024				$ 16,462		$ 76,160,773		$ (88,392,895)	$ (5,802,670)	$ (5,802,670)		$ 2,799,990		$ 3,613,000
Balance, shares at Mar. 31, 2024			164,614,418								500		3,613